Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Nov. 30, 2025	May 31, 2025	Dec. 31, 2024	May 31, 2024
Current assets:
Cash and cash equivalents	$ 3,452,891			$ 874,238
Other receivables and prepayments	139,633			85,316
Total current assets	3,592,524			959,554
Long-term investments, net	15,098,846			15,098,846
Long-term deposits				71,823
Total Assets	18,691,370			16,130,223
Property and equipment, net
Current liabilities:
Accounts payable and accrued expenses	1,071,715			918,611
Operating lease liabilities, current	24,428			102,225
Total current liabilities	4,593,823			4,338,980
Operating lease liabilities, non-current				14,182
Total Liabilities	4,899,823			4,353,162
Commitments and contingencies
TEMPORARY EQUITY
Contingently redeemable warrants	47,000
Total temporary equity	47,000
EQUITY
Additional paid-in capital	97,000,188			93,474,825
Accumulated other comprehensive (loss) income	(92,310)			89,162
Accumulated deficit	(73,792,798)			(72,429,528)
Total stockholders’ deficit	23,115,160			21,134,514
Non-controlling interests	(9,370,613)			(9,357,453)
Total equity	13,744,547			11,777,061
Total Liabilities, Temporary Equity and Equity	18,691,370			16,130,223
Related Party
Current liabilities:
Amounts due to related parties	79,180			79,644
Convertible notes to a related party	3,418,500			3,238,500
Convertible notes to a related party	306,000
DiamiR Biosciences Corp
Current assets:
Cash and cash equivalents		$ 84,890	$ 56,836		$ 70,276
Accounts receivable		131,091			89,281
Other receivables and prepayments		5,704	46,649		120,139
Total current assets		221,685	103,485		279,696
Total Assets		481,065	384,624		579,833
Property and equipment, net		17,195	20,029		40,857
Right of use asset, net		44,424	63,349		61,519
Intangible assets		197,761	197,761		197,761
Current liabilities:
Accounts payable and accrued expenses		673,396	231,858		148,648
Operating lease liabilities, current		38,442	41,383		40,178
Deferred revenue			43,982
Total current liabilities		711,838	317,223		188,826
Commitments and contingencies
EQUITY
Preferred stock value
Ordinary shares, value		4,441	4,441		4,441
Additional paid-in capital		4,741,863	4,729,169		4,670,165
Accumulated deficit		(6,232,526)	(5,822,571)		(5,079,336)
Total stockholders’ deficit		(1,486,222)	(1,088,961)		(404,730)
Total equity		(1,486,222)	(1,088,961)		(404,730)
Total Liabilities, Temporary Equity and Equity		481,065	384,624		579,833
DiamiR Biosciences Corp | Related Party
Current liabilities:
Operating lease liabilities, non-current		3,324	22,698		22,036
Convertible notes to a related party		1,252,125	957,662		614,182
Income taxes payable			176,002		159,519
Total Liabilities		$ 1,967,287	$ 1,473,585		$ 984,563
Class A Ordinary Shares
EQUITY
Ordinary shares, value	62			37
Class B Ordinary Shares
EQUITY
Ordinary shares, value	$ 18			$ 18